UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: December 1, 2012 - February 28, 2013

Item 1.    Schedule of Investments.
Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 140.7%
	Corporate Bonds - 48.4%
	Advertising - 0.9%
$ 400,000	MDC Partners, Inc. (Canada)(a)	B	11.000%	11/01/2016	11/01/13 @ 106	$ 441,000
1,825,000	Sitel, LLC / Sitel Finance Corp.(a) (b)	B	11.000%	08/01/2017	08/01/14 @ 106	1,925,375
						2,366,375

	Agriculture - 0.3%
700,000	Vector Group Ltd.(b)	B+	7.750%	02/15/2021	02/15/16 @ 106	721,000

	Airlines - 4.0%
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(b) (c)	BB	7.001%	09/20/2022	N/A	2,054,540
1,064,282	America West Airlines 2001-1 Pass-Through Trust, Series 011G(a)	BB+	7.100%	04/02/2021	N/A	1,170,710
1,880,263	American Airlines Pass-Through Trust, Series 2011-2, Class A(a)	BBB-	8.625%	10/15/2021	N/A	1,955,474
816,458	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A(c)	NR	7.380%	01/02/2018	N/A	816,458
655,475	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(c)	NR	7.200%	01/02/2019	N/A	668,584
408,619	Atlas Air 2000-1 Pass-Through Trust, Series 2000-1, Class A(c)	NR	8.707%	01/02/2019	N/A	420,877
1,750,000	Delta Air Lines Pass-Through Trust, Series 2011-1, Class B	BB	7.125%	10/15/2014	N/A	1,789,375
830,000	Global Aviation Holdings, Inc.(d)	NR	14.000%	08/15/2013	N/A	282,200
1,484,941	United Airlines 2009-2A Pass-Through Trust, Series 2009-2(a)	BBB+	9.750%	01/15/2017	N/A	1,718,819
						10,877,037

	Auto Parts & Equipment - 0.3%
720,000	Stanadyne Corp., Series 1	CCC	10.000%	08/15/2014	N/A	700,200

	Banks - 2.7%
1,200,000	Barclays Bank PLC (United Kingdom)(a) (b) (e) (f)	BBB	6.860%	-	06/15/32 @ 100	1,257,000
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a) (b) (e) (f)	A-	11.000%	-	06/30/19 @ 100	667,500
750,000	Itau Unibanco Holding SA (Brazil)(a) (b)	Baa3	5.125%	05/13/2023	N/A	766,875
1,000,000	KeyCorp Capital III(a)	BBB-	7.750%	07/15/2029	N/A	1,191,404
1,250,000	Northgroup Preferred Capital Corp.(a) (b) (e) (f)	A-	6.378%	-	10/15/17 @ 100	1,282,449
700,000	PNC Preferred Funding Trust III(a) (b) (e) (f)	BBB	8.700%	-	03/15/18 @ 100	709,263
1,400,000	RBS Capital Trust II(a) (e) (f)	BB	6.425%	-	01/03/34 @ 100	1,246,000
						7,120,491

	Building Materials - 0.7%
1,750,000	Cemex SAB de CV (Mexico)(a) (b)	B	9.000%	01/11/2018	01/11/15 @ 105	1,940,312

	Coal - 1.0%
100,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B	8.250%	04/15/2018	04/15/14 @ 104	105,250
2,325,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II(a) (b)	B	8.375%	06/01/2020	06/01/16 @ 104	2,452,875
						2,558,125

	Commercial Services - 2.7%
2,000,000	Ceridian Corp.(a) (b)	B-	8.875%	07/15/2019	07/15/15 @ 107	2,255,000
995,000	DynCorp International, Inc.	B-	10.375%	07/01/2017	07/01/14 @ 105	986,294
250,000	FTI Consulting, Inc.(b)	BB	6.000%	11/15/2022	11/15/17 @ 103	258,125
250,000	Jaguar Holding Co. II / Jaguar Merger Sub., Inc.(b)	B-	9.500%	12/01/2019	12/01/14 @ 107	286,875
2,550,000	Laureate Education, Inc.(a) (b)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	2,773,125
800,000	Logo Merger Sub Corp.(b)	CCC+	8.375%	10/15/2020	10/15/15 @ 106	830,000
						7,389,419

	Computers - 0.3%
288,000	Stratus Technologies, Inc. (Bermuda)	B-	12.000%	03/29/2015	01/15/15 @ 100	297,360
590,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	614,338
						911,698

	Distribution & Wholesale - 0.6%
350,000	Baker & Taylor Acquisitions Corp.(b)	CCC	15.000%	04/01/2017	10/01/14 @ 108	259,000
1,285,000	INTCOMEX, Inc.(a)	B-	13.250%	12/15/2014	12/15/13 @ 100	1,326,762
						1,585,762

	Diversified Financial Services - 6.1%
3,500,000	Caribbean Development Bank(a) (b)	AA	4.375%	11/09/2027	N/A	3,476,211
1,000,000	General Electric Capital Corp., Class A(a) (e) (f)	AA-	7.125%	-	06/15/22 @ 100	1,154,821
500,000	Jefferies Group, Inc.	BBB	6.875%	04/15/2021	N/A	578,750
1,500,000	Jefferies Group, Inc.(a)	BBB	5.125%	01/20/2023	N/A	1,568,269
215,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	9.625%	05/01/2019	05/01/15 @ 107	244,025
1,100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	7.875%	10/01/2020	10/01/16 @ 104	1,201,750
450,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	07/01/2021	01/01/17 @ 103	461,250
2,475,000	Nuveen Investments, Inc.(a) (b)	CCC	9.125%	10/15/2017	10/15/14 @ 107	2,487,375
2,650,000	QBE Capital Funding III Ltd. (Jersey)(a) (b) (f)	BBB+	7.250%	05/24/2041	05/24/21 @ 100	2,769,250
500,000	Scottrade Financial Services, Inc.(b)	Baa3	6.125%	07/11/2021	N/A	519,368
1,945,000	Svensk Exportkredit AB (Sweden)(a) (b) (e)	BBB-	6.375%	-	06/27/13 @ 100	1,942,697
						16,403,766

	Engineering & Construction - 1.7%
1,390,909	Alion Science and Technology Corp.(g)	B-	12.000%	11/01/2014	10/01/13 @ 103	1,411,773
2,000,000	Alion Science and Technology Corp.	CCC-	10.250%	02/01/2015	N/A	1,080,000
2,000,000	Princess Juliana International Airport Operating Co. NV (Saint Maarten)(a) (b) (c)	Baa2	5.500%	12/20/2027	N/A	1,990,000
						4,481,773

	Entertainment - 2.1%
528,000	Agua Caliente Band of Cahuilla Indians(b) (c)	BB	6.350%	10/01/2015	N/A	514,261
375,000	Diamond Resorts Corp.	B-	12.000%	08/15/2018	08/15/14 @ 106	412,500
1,955,000	Lions Gate Entertainment, Inc.(a) (b)	B	10.250%	11/01/2016	11/01/13 @ 105	2,143,169
330,000	Live Nation Entertainment, Inc.(b)	B	7.000%	09/01/2020	09/01/16 @ 104	353,925
1,935,000	WMG Acquisition Corp.(a)	B-	11.500%	10/01/2018	10/01/14 @ 109	2,247,019
						5,670,874

	Food - 1.8%
1,900,000	ARAMARK Corp.(b)	B-	5.750%	03/15/2020	03/15/15 @ 104	1,938,000
310,000	BI-LO, LLC / BI-LO Finance Corp.(b)	B-	9.250%	02/15/2019	02/15/15 @ 105	331,700
2,382,000	Bumble Bee Acquisition Corp.(a) (b)	B	9.000%	12/15/2017	12/15/14 @ 105	2,602,335
						4,872,035

	Forest Products & Paper - 0.2%
500,000	Unifrax I, LLC / Unifrax Holding Co.(b)	B-	7.500%	02/15/2019	02/15/15 @ 104	507,500

	Gaming - 0.1%
125,000	Yonkers Racing Corp.(b)	B+	11.375%	07/15/2016	07/15/13 @ 106	135,000

	Hand & Machine Tools - 0.1%
150,000	Thermadyne Holdings Corp.	B-	9.000%	12/15/2017	12/15/13 @ 107	162,750

	Health Care Products - 0.0%***
100,000	Physio-Control International, Inc.(b)	B+	9.875%	01/15/2019	01/15/15 @ 107	112,750

	Health Care Services - 2.4%
1,800,000	Apria Healthcare Group, Inc.(a)	BB	11.250%	11/01/2014	11/01/13 @ 100	1,858,500
2,275,000	Apria Healthcare Group, Inc.(a)	B	12.375%	11/01/2014	11/01/13 @ 100	2,266,469
275,000	OnCure Holdings, Inc.	NR	11.750%	05/15/2017	05/15/14 @ 106	118,250
785,000	Physiotherapy Associates Holdings, Inc.(a) (b)	B	11.875%	05/01/2019	05/01/15 @ 109	753,600
410,000	Rural/Metro Corp.(b)	CCC+	10.125%	07/15/2019	07/15/15 @ 105	407,950
600,000	Rural/Metro Corp.(b)	CCC+	10.125%	07/15/2019	07/15/15 @ 105	597,000
312,333	Symbion, Inc.(h)	CCC+	11.000%	08/23/2015	08/23/13 @ 100	312,333
						6,314,102

	Household Products & Housewares - 0.7%
1,445,000	American Achievement Corp.(a) (b)	B-	10.875%	04/15/2016	10/15/13 @ 105	1,340,238
625,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	560,156
						1,900,394

	Housewares - 0.0%***
75,000	American Standards Americas(b)	B-	10.750%	01/15/2016	01/15/14 @ 103	76,687

	Insurance - 3.4%
1,000,000	Allstate Corp.(a) (f)	BBB	6.500%	5/15/2057	05/15/37 @ 100	1,080,000
1,000,000	AXA SA (France)(a) (b) (e) (f)	BBB-	6.379%	-	12/14/36 @ 100	995,000
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.500%	05/15/2020	N/A	915,406
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.875%	12/15/2037	12/15/32 @ 100	1,235,000
700,000	National Life Insurance Co.(a) (b)	BBB+	10.500%	09/15/2039	N/A	981,638
250,000	Nationwide Mutual Insurance Co.(b)	A-	9.375%	08/15/2039	N/A	363,007
3,500,000	Prudential Financial, Inc.(a) (f)	BBB+	5.625%	06/15/2043	06/15/23 @ 100	3,640,000
						9,210,051

	Internet - 2.8%
800,000	Equinix, Inc.	BB	4.875%	04/01/2020	04/01/17 @ 102	800,000
1,250,000	Equinix, Inc.	BB	5.375%	04/01/2023	04/01/18 @ 103	1,250,000
1,000,000	First Data Corp.(a) (b) (j)	B-	8.750%	01/15/2022	01/15/16 @ 104	1,037,500
1,510,000	GXS Worldwide, Inc.(a)	B	9.750%	06/15/2015	06/15/13 @ 102	1,572,287
2,450,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	2,872,625
						7,532,412

	Iron & Steel - 0.6%
1,075,000	APERAM (Luxembourg)(a) (b)	B+	7.750%	04/01/2018	04/01/15 @ 104	1,061,563
270,000	Horsehead Holding Corp.(b)	B-	10.500%	06/01/2017	06/01/15 @ 105	288,225
285,000	IAMGOLD Corp. (Canada)(b)	BB-	6.750%	10/01/2020	10/01/16 @ 103	275,737
						1,625,525

	Leisure Time - 0.8%
1,875,000	Sabre, Inc.(a) (b)	B	8.500%	05/15/2019	05/15/15 @ 106	2,043,750

	Lodging - 1.1%
1,600,000	Caesars Entertainment Operating Co., Inc.(a)	B	8.500%	02/15/2020	02/15/16 @ 104	1,560,000
1,500,000	Caesars Entertainment Operating Co., Inc.(b)	B	9.000%	02/15/2020	02/15/16 @ 105	1,481,250
						3,041,250

	Media - 0.5%
500,000	DCP, LLC / DCP Corp.(b)	B+	10.750%	08/15/2015	08/15/13 @ 105	530,000
800,000	Griffey Intermediiate, Inc. / Griffey Finance Sub LLC(b)	CCC+	7.000%	10/15/2020	10/15/15 @ 105	812,000
						1,342,000

	Mining - 1.0%
250,000	Kaiser Aluminum Corp.	BB-	8.250%	06/01/2020	06/01/16 @ 104	279,375
1,025,000	Midwest Vanadium Pty Ltd. (Australia)(b)	CCC	11.500%	02/15/2018	02/15/15 @ 106	666,250
1,945,000	Mirabela Nickel Ltd. (Australia)(b)	CCC+	8.750%	04/15/2018	04/15/15 @ 104	1,847,750
						2,793,375

	Oil & Gas - 2.9%
1,800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(a)	B	7.875%	04/15/2022	01/15/17 @ 104	1,912,500
2,055,000	Legacy Reserves LP / Finance Corp.(b)	B-	8.000%	12/01/2020	12/01/16 @ 104	2,116,650
2,250,000	Magnum Hunter Resources Corp.(a) (b)	CCC	9.750%	05/15/2020	05/15/16 @ 105	2,362,500
250,000	Magnum Hunter Resources Corp.(b)	Caa1	9.750%	05/15/2020	05/15/16 @ 105	262,500
1,100,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC(b)	B-	10.750%	10/01/2020	10/01/16 @ 105	1,207,250
						7,861,400

	Oil & Gas Services - 0.1%
200,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/13 @ 105	212,500

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B-	11.500%	04/01/2016	04/01/14 @ 106	320,250

	Pipelines - 1.3%
330,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	B-	7.750%	04/01/2019	04/01/15 @ 104	344,025
3,000,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.(a) (b)	B	8.375%	06/01/2019	06/01/15 @ 104	3,105,000
						3,449,025

	Real Estate - 0.5%
1,350,000	Jones Lang Lasalle, Inc.(a)	BBB-	4.400%	11/15/2022	08/15/22 @ 100	1,377,391

	Retail - 1.9%
350,000	Checkers Drive-In Restaurants, Inc.(b)	B-	11.000%	12/01/2017	06/01/15 @ 108	357,000
714,000	CKE Restaurants, Inc.	B-	11.375%	07/15/2018	07/15/14 @ 106	831,810
2,245,000	GRD Holdings III Corp.(a) (b)	B	10.750%	06/01/2019	06/01/15 @ 108	2,346,025
243,740	Mastro's Restaurants, LLC / RRG Finance Corp.(b)	B-	12.000%	06/01/2017	12/01/14 @ 109	265,067
1,255,000	Wok Acquisition Corp.(b)	CCC+	10.250%	06/30/2020	06/30/16 @ 105	1,338,144
						5,138,046

	Textiles - 0.0%***
100,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B	11.375%	02/01/2017	02/01/14 @ 106	108,625

	Transportation - 2.7%
2,830,000	CEVA Group PLC (United Kingdom)(b)	B-	8.375%	12/01/2017	12/01/13 @ 106	2,929,050
575,000	Commercial Barge Line Co.	BB-	12.500%	07/15/2017	07/15/13 @ 106	629,625
1,600,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.(a)	B-	10.875%	01/15/2017	01/15/14 @ 105	1,702,000
1,850,000	Quality Distribution, LLC / QD Capital Corp.(a)	B-	9.875%	11/01/2018	11/01/14 @ 105	2,025,750
						7,286,425

	Total Corporate Bonds - 48.4%
	(Cost $123,846,830)					130,150,075

	Asset Backed Securities - 44.4%
	Automobile - 0.0%***
37,815	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b)	NR	5.000%	09/25/2018	N/A	37,717

	Collateralized Debt Obligations - 7.6%
485,986	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(b) (i)	BB+	0.905%	07/10/2037	N/A	471,207
530,978	Coronado CDO Ltd., Series 1A, Class A1 (Cayman Islands)(b) (i)	B	0.807%	09/04/2038	N/A	478,613
2,131,042	Diversified Asset Securitization Holdings II LP, Series 1A, Class A1L (Cayman Islands)(b) (i)	BBB+	0.770%	09/15/2035	N/A	2,060,398
126,531	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(i)	BBB+	0.770%	09/15/2035	N/A	122,415
118,015	Diversified Asset Securitization Holdings III LP, Series 1A, Class A2 (Cayman Islands)(b) (k)	BB+	7.420%	07/05/2036	N/A	115,010
6,974,215	Highland Park CDO Ltd., Series 2006-1A, Class A1 (Cayman Islands)(a) (b) (i)	B+	0.618%	11/25/2051	N/A	5,850,181
213,919	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (i)	BB+	0.704%	12/30/2030	N/A	207,983
153,590	MWAM CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (i)	AA	1.026%	01/30/2031	N/A	152,931
120,007	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(b) (i)	AA	0.788%	02/25/2032	N/A	117,235
686,335	Putnam Structured Product CDO, Series 2003-1A, Class A1LT (Cayman Islands)(b) (i)	CCC	0.653%	10/15/2038	N/A	624,455
8,521,798	Rockwall CDO Ltd., Series 2007-1A, Class A1LA (Cayman Islands)(a) (b) (i)	BBB+	0.549%	08/01/2024	N/A	7,840,054
154,297	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (i)	BB	0.768%	02/25/2031	N/A	148,784
2,000,000	Stone Tower CDO Ltd., Series 2004-1A, Class A2L (Cayman Islands)(b) (i)	BBB-	1.551%	01/29/2040	N/A	1,883,020
432,328	Zais Investment Grade Ltd., Series 6A, Class A2A (Cayman Islands)(b) (i)	AA+	1.477%	07/27/2018	N/A	425,843
						20,498,129

	Collateralized Loan Obligations - 23.1%
400,000	Airlie CLO, Series 2006-2A, Class B (Cayman Islands)(b) (i)	A	1.052%	12/20/2020	N/A	349,987
1,750,000	Ares XXV CLO Ltd., Series 2012-3A (Cayman Islands)(b) (l)	NR	0.000%	01/17/2024	N/A	1,713,810
2,600,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(b) (l)	NR	0.000%	01/30/2024	N/A	2,478,060
2,800,000	Blackrock Senior Income Series Corp., Series 2004-1X (Cayman Islands)(l)	NR	0.000%	09/15/2016	N/A	1,393,000
280,706	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(b) (i)	B+	1.723%	09/20/2022	N/A	276,355
2,600,000	Carlyle Global Market Strategies, Series 2012-3A (Cayman Islands)(b) (l)	NR	0.000%	10/04/2024	N/A	2,553,252
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (i)	A+	1.555%	07/10/2019	N/A	874,724
3,500,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (i)	BBB+	2.905%	07/10/2019	N/A	3,336,410
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b)	BBB+	8.370%	07/10/2019	N/A	1,008,030
220,036	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(b) (i)	AAA	1.159%	12/20/2018	N/A	219,802
250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(a) (b) (i)	AA+	1.080%	03/20/2021	N/A	205,250
250,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (i)	AA+	1.390%	05/19/2021	N/A	226,857
5,050,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(a) (b) (i)	AA+	0.629%	05/01/2022	N/A	4,295,461
500,000	Emporia Preferred Funding, Series 2005-1A, Class B1 (Cayman Islands)(b) (i)	AAA	0.855%	10/12/2018	N/A	477,307
1,250,000	Emporia Preferred Funding, Series 2005-1A, Class C (Cayman Islands)(b) (i)	AA	1.255%	10/12/2018	N/A	1,153,950
250,000	Emporia Preferred Funding, Series 2006-2A, Class B (Cayman Islands)(b) (i)	A+	0.803%	10/18/2018	N/A	231,908
2,500,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(b) (k) (l)	NR	0.000%	12/24/2023	N/A	2,493,925
20,397	FM Leveraged Capital Fund LLC, Series 2005-1A, Class B (Cayman Islands)(b) (i)	AAA	0.858%	08/01/2017	N/A	20,393
250,000	FM Leveraged Capital Fund LLC, Series 2005-1A, Class C (Cayman Islands)(b) (i)	AA+	1.230%	08/01/2017	N/A	248,899
7,700,000	Fortress Credit Opportunities I LP, Series 2005-1A, Class A1(a)	AAA	0.623%	07/15/2019	N/A	6,696,588
74,056	Friedbergmilstein Private Capital Fund, Series 2004-1A, Class B2 (Cayman Islands)(a) (b)	AAA	5.409%	01/15/2019	N/A	74,263
250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(b) (i)	A	1.002%	04/19/2021	N/A	216,131
1,100,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(b) (i)	BBB	4.305%	01/10/2016	N/A	1,095,858
900,000	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class C (Cayman Islands)(b) (i)	BB+	1.302%	12/20/2018	N/A	811,210
2,500,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(b) (l)	NR	0.000%	01/15/2023	N/A	2,527,950
1,250,000	GSC Partners CDO Fund Ltd., Series 2006-7A, Class C (Cayman Islands)(b) (i)	AA-	1.288%	05/25/2020	N/A	1,192,939
2,100,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (i)	BBB-	2.596%	08/07/2021	N/A	1,944,508
250,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (i)	A+	1.136%	08/07/2021	N/A	230,909
250,000	Hewett's Island CDO Ltd., Series 2006-5A, Class C (Cayman Islands)(b) (i)	A	0.984%	12/05/2018	N/A	228,649
800,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (i)	A-	1.021%	01/25/2019	N/A	690,337
1,200,000	Kennecott Funding Ltd., Series 2005-1A, Class C (Cayman Islands)(a) (b) (i)	AA-	1.105%	01/13/2018	N/A	1,134,000
1,500,000	Knightsbridge CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (i)	BBB	5.305%	01/11/2022	N/A	1,499,712
500,000	Liberty CLO II Ltd., Series 2005-1A, Class A3 (Cayman Islands)(a) (b) (i)	A+	0.799%	11/01/2017	N/A	454,720
3,000,000	Marathon CLO II Ltd., Series 2005-2A, Class A (Cayman Islands)(b) (l)	NR	0.000%	12/20/2019	N/A	2,452,500
500,000	Marathon CLO Ltd., Series 2005-2A, Class B (Cayman Islands)(b) (i)	AA-	1.080%	12/20/2019	N/A	469,548
500,000	Marlborough Street CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (i)	A+	1.053%	04/18/2019	N/A	449,979
1,500,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(b) (i)	A-	1.230%	12/20/2020	N/A	1,349,104
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(b) (i)	AA+	0.644%	04/16/2021	N/A	747,944
500,000	Navigator CDO Ltd., Series 2004-1A, Class B2 (Cayman Islands)(b)	AAA	5.585%	01/14/2017	N/A	509,229
250,000	OFSI Fund Ltd., Series 2006-1A, Class C (Cayman Islands)(b) (i)	A+	1.130%	09/20/2019	N/A	217,556
300,000	Pacifica CDO Ltd., Series 2005-5X, Class B2 (Cayman Islands)	A-	5.811%	01/26/2020	N/A	307,889
1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (b) (i)	AA	0.712%	07/24/2021	N/A	1,438,503
167,912	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(b) (i)	B+	4.302%	10/20/2018	N/A	167,526
500,000	Shinnecock CLO, Series 2006-1A, Class C (Cayman Islands)(b) (i)	A	1.204%	07/15/2018	N/A	454,188
1,200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(l)	NR	0.000%	02/24/2018	N/A	667,320
700,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (i)	A+	3.054%	07/15/2019	N/A	634,022
650,000	TCW Global Project Fund, Series 2004-1A, Class A2A (Cayman Islands)(b) (i)	A	1.654%	06/15/2016	N/A	581,490
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(b) (i)	BB-	2.254%	06/15/2016	N/A	1,359,920
500,000	TCW Global Project Fund, Series 2005-1A, Class A1 (Cayman Islands)(b) (i)	AA+	0.937%	09/01/2017	N/A	471,195
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(b)	BB+	5.793%	09/01/2017	N/A	923,910
4,000,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(b) (i)	AA+	0.705%	10/11/2021	N/A	3,790,920
2,500,000	Telos CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (i)	A+	0.795%	10/11/2021	N/A	2,239,786
1,000,000	Zohar CDO, Series 2007-3A, Class A2 (Cayman Islands)(b) (i)	BB+	0.830%	04/15/2019	N/A	681,960
						62,269,643

	Commercial Receivables - 0.3%
500,000	FCC Financing Subsidiary, LLC, Series 2010-1A, Class B(b) (i) (k)	NR	12.250%	03/31/2017	N/A	501,650
400,000	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(a) (b)	NR	5.000%	01/20/2019	03/20/13 @ 100	379,120
						880,770

	Credit Cards - 1.0%
1,976,786	Credit Card Pass-Through Trust, Series 2012-BIZ, Class A(b) (e) (l)	NR	0.000%	-	N/A	1,465,332
500,000	LCP Rights Trust, Series 2010-1, Class G(c)	NR	11.710%	09/18/2018	N/A	497,100
200,000	LCP Rights Trust, Series 2010-1, Class H(c)	NR	14.560%	09/18/2018	N/A	199,054
400,000	LCP Rights Trust, Series 2010-1, Class I(c)	NR	18.290%	09/18/2018	N/A	399,155
61,600	LCP Dakota Fund, Series 2012-6, Class P(c)	NR	10.000%	8/17/2025	N/A	61,634
44,000	LCP Dakota Fund, Series 2012-6, Class Q(c)	NR	12.500%	8/17/2025	N/A	44,023
						2,666,298

	Financial - 0.0%***
31,678	Blue Falcon, Series A-2(b)	NR	3.202%	12/25/2016	N/A	31,489

	Insurance - 2.0%
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(b)	AA	8.370%	01/15/2046	02/15/28 @ 100	617,016
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(b)	A	9.360%	01/15/2048	07/15/29 @ 100	641,736
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(b)	BBB	10.810%	01/15/2050	05/15/31 @ 100	655,660
371,200	Insurance Note Capital Term, Series 2005-1R1A(b) (i)	A-	0.522%	06/09/2033	N/A	342,588
1,093,750	Northwind Holdings, LLC, Series 2007-1A, Class A1(b) (i)	A	1.067%	12/01/2037	N/A	980,438
2,299,238	Structured Asset Receivables Trust, Series 2005-1A, Class CTFS(a) (b) (i)	CCC	0.802%	01/21/2015	N/A	2,147,028
						5,384,466

	Media - 0.7%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.836%	12/20/2040	N/A	545,490
1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.756%	12/20/2040	N/A	1,206,248
						1,751,738

	Other - 0.5%
1,333,164	Glenn Pool Oil & Gas Trust(c)	NR	6.000%	08/02/2021	N/A	1,384,864

	Student Loans - 0.1%
292,273	MRU Student Loan Trust, Series 2008-A, Class A1A(b)	B	7.400%	01/25/2041	N/A	215,887

	Timeshare - 0.4%
794,175	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.310%	03/20/2026	11/20/13 @ 100	826,199
204,089	Silverleaf Finance, LLC, Series 2010-A, Class B(b)	BBB	8.000%	07/15/2022	09/15/15 @ 100	209,030
						1,035,229

	Transportation - 7.2%
10,278,883	Aerco Ltd., Series 2A, Class A3 (Jersey)(a) (b) (i)	BB-	0.663%	07/15/2025	N/A	7,705,051
14,111,059	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(a) (i)	CCC	0.753%	03/15/2019	N/A	7,337,751
1,723,074	Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)(b) (i)	BBB-	0.542%	11/14/2033	N/A	1,533,535
1,340,169	Babcock & Brown Air Funding I Ltd., Series 2007-1X, Class G1 (Bermuda)(b) (i)	BBB+	0.619%	11/14/2033	N/A	1,192,750
605,607	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (i)	BB+	3.203%	09/15/2041	N/A	454,495
21,873	Castle Trust, Series 2003-1AW, Class A1(b) (i)	AA	0.953%	05/15/2027	N/A	20,123
454,441	Raspro Trust, Series 2005-1A, Class G(b) (i)	A	0.680%	03/23/2024	N/A	396,023
732,204	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.562%	02/10/2021	N/A	708,407
						19,348,135

	Trust Preferred Stocks - 1.5%
6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(b) (i)	AA-	0.565%	10/11/2042	N/A	4,077,900

	Total Asset Backed Securities - 44.4%
	(Cost $112,378,936)					119,582,265

	Collateralized Mortgage Obligations - 3.5%
	Commercial Mortgage Backed Securities - Non-Traditional - 0.6%
2,022,535	Business Loan Express SBA Loan Trust 2006-1, Series 2006-AA, Class A(b) (i)	CCC+	0.443%	10/20/2038	N/A	1,354,526
616,281	Ciena Capital, LLC, Series 2007-AA, Class A(b) (i)	CCC+	0.603%	10/20/2040	N/A	383,693
						1,738,219

	Commercial Mortgage Backed Securities - Traditional - 0.2%
400,000	Bank of America Merrill Lynch-DB Trust, Series 2012-OSI, Class D(b)	Baa3	6.786%	04/13/2029	N/A	422,368

	Residential Mortgage Backed Securities - 2.7%
102,741	Accredited Mortgage Loan Trust, Series 2006-2, Class A3(i)	BB	0.354%	09/25/2036	N/A	101,333
77,618	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(i)	D	6.005%	10/25/2036	12/25/20 @ 100	59,246
171,928	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(i)	B	4.952%	08/25/2034	07/25/19 @ 100	177,562
5,894,834	Nomura Resecuritization Trust, Series 2012-1R, Class A(a) (b) (i)	NR	0.667%	08/27/2047	N/A	5,305,350
833,068	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(m)	D	5.750%	1/25/2037	02/25/21 @ 100	511,165
1,944,356	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(m)	D	6.040%	1/25/2037	02/25/21 @ 100	1,126,490
						7,281,146

	Total Collateralized Mortgage Obligations - 3.5%
	(Cost $9,142,346)					9,441,733

	Term Loans - 18.4%(n)
	Automotive - 0.3%
250,000	Fleetpride(i)	CCC+	9.250%	05/15/2020	N/A	248,750
119,400	Keystone Automotive Operations, Inc.(i)	Caa2	9.750%	03/30/2016	N/A	121,937
518,700	Navistar, Inc.(i)	B+	7.000%	08/17/2017	N/A	526,478
						897,165

	Consumer Products - 0.4%
147,750	Targus Group International, Inc.(i)	B	11.000%	05/24/2016	N/A	150,798
950,000	Transtar Industries(i)	CCC+	9.750%	10/09/2018	N/A	978,500
						1,129,298

	Consumer Services - 2.3%
250,000	Edmentum, Inc.(i)	BB-	6.000%	02/14/2018	N/A	251,250
850,000	Endurance International Group(i)	B	6.250%	11/06/2019	N/A	860,094
1,100,000	Endurance International Group(i)	CCC+	10.250%	11/06/2019	N/A	1,105,500
1,530,750	Fly Funding II(i)	BBB-	5.750%	01/01/2020	N/A	1,554,354
400,000	GCA Services Group, Inc.(i)	CCC+	9.250%	11/01/2020	N/A	398,000
97,500	Nab Holdings, LLC(i)	BB+	7.000%	04/24/2018	N/A	98,536
2,070,000	Travelport Holdings Ltd.(i)	B+	4.855%	08/21/2015	N/A	2,042,272
						6,310,006

	Diversified Manufacturing - 0.8%
1,037,400	CPM Holdings(i)	B+	6.250%	08/16/2017	N/A	1,043,240
530,000	CPM Holdings(i)	B	10.250%	08/16/2018	N/A	532,650
498,435	Panolam Industries(c) (i)	B+	7.250%	08/22/2017	N/A	498,435
						2,074,325

	Electric - 0.3%
700,000	Astoria Generating Co. Aquisitions(i)	B	8.500%	10/26/2017	N/A	724,500

	Entertainment - 0.5%
1,338,157	Bushnell, Inc.(i)	B	5.750%	08/24/2015	N/A	1,342,338
114,750	CKX Entertainment, Inc.(i)	B+	9.000%	06/21/2017	N/A	100,909
						1,443,247

	Food & Beverage - 1.5%
2,500,000	Advance Pierre Foods(i)	CCC+	9.500%	10/02/2017	N/A	2,569,788
480,000	Albertsons, Inc.(i)	BB-	5.750%	02/26/2016	N/A	486,000
947,500	Arctic Glacier(i)	B	8.500%	07/27/2018	N/A	961,712
						4,017,500

	Gaming - 0.8%
450,000	Centaur Funding Corp.(i)	B+	5.250%	02/15/2019	N/A	452,534
1,147,125	Jacobs Entertainment, Inc.(i)	BB-	6.250%	10/26/2018	N/A	1,154,295
378,667	Rock Ohio Caesars, LLC(i)	BB-	8.500%	8/11/2017	N/A	393,813
						2,000,642

	Gas Distributor- 0.6%
1,645,875	MRC Global, Inc.(i)	B+	6.250%	10/24/2019	N/A	1,664,391

	Health Care - 1.3%
850,000	Ardent Medical Services, Inc.(i)	B+	6.750%	5/19/2018	N/A	864,875
2,493,750	One Call Medical, Inc.(i)	B+	7.000%	08/22/2019	N/A	2,515,583
97,500	Plato, Inc.(i)	BB-	7.500%	5/7/2018	N/A	98,475
						3,478,933

	Insurance - 0.2%
400,000	Confie Seguros(i)	B-	6.500%	11/8/2018	N/A	402,168
150,000	Cunningham(i)	B-	9.250%	4/18/2020	N/A	154,032
						556,200

	Media - 0.1%
200,000	Cengage Learning Acquisitions, Inc. (Thomson Learning)(i)	B+	7.500%	07/03/2014	N/A	161,167
250,000	Cengage Learning Acquisitions, Inc. (Thomson Learning)(i)	B	2.790%	07/05/2014	N/A	196,875
						358,042

	Oil Field Services - 0.4%
550,000	P2 Energy(i)	CCC+	10.000%	05/20/2019	N/A	555,500
500,000	Shelf Drilling Holding Ltd.(c) (i)	B+	7.250%	12/31/2018	N/A	500,000
						1,055,500

	Other Financials - 1.5%
1,750,000	AP Alternative Assets LP(i)	BB	4.351%	12/24/2015	N/A	1,754,375
1,200,000	First Advantage(i)	B	6.250%	02/13/2019	N/A	1,197,000
150,000	Flexera Software, Inc.(i)	B-	11.000%	09/30/2018	N/A	151,595
1,000,000	Topaz Power(i)	BB-	5.250%	02/25/2020	N/A	998,750
						4,101,720

	Other Industrials - 0.1%
286,257	Sirva Worldwide, Inc.(c) (i)	B	10.750%	03/31/2016	N/A	289,119

	Pharmaceuticals - 0.9%
1,170,978	Harvard Drug(i)	B+	6.000%	10/24/2019	N/A	1,185,130
300,000	PRA International(i)	B	6.500%	12/10/2018	N/A	302,625
900,000	PRA International(i)	B-	9.537%	06/10/2019	N/A	910,125
						2,397,880

	Railroad - 0.1%
198,485	Helm Financial Corp.(i)	B-	6.250%	06/01/2017	N/A	199,891

	Retail - 1.7%
150,000	Asurion Corp.(i)	B-	11.000%	09/02/2019	N/A	161,501
2,238,750	Blue Coat Systems(i)	BB-	5.750%	02/15/2018	N/A	2,259,749
555,335	Deb Store Holdings, LLC(c) (i) (k) (o)	CCC+	12.500%	10/11/2016	N/A	555,335
250,000	Guitar Center, Inc.(i)	B-	5.620%	4/9/2017	N/A	247,500
149,250	HD Supply(i)	B+	4.500%	10/5/2017	N/A	150,055
748,125	Ollies Holdings, Inc.(i)	B	7.250%	9/27/2019	N/A	753,736
300,000	Rite Aid Corp.(i)	B-	5.750%	07/07/2020	N/A	307,959
						4,435,835

	Technology - 2.7%
107,041	Aspect Software(i)	B	7.000%	5/7/2016	N/A	108,312
129,715	Ceridian Corp.(i)	B-	5.952%	05/09/2017	N/A	131,509
650,000	Deltek Systems(i)	CCC+	10.000%	10/10/2019	N/A	665,642
1,300,000	Deltek, Inc.(i)	B+	5.000%	10/4/2018	N/A	1,313,923
619,286	Entrust, Inc.(i)	B3	6.250%	11/2/2019	N/A	616,189
280,714	Entrust Ltd. (Canada)(i)	B3	6.250%	11/2/2019	N/A	279,311
498,750	IPC Information Systems, Inc.(i)	B-	7.750%	07/31/2017	N/A	498,750
500,000	Magic Newco LLC(i)	CCC+	12.000%	6/6/2019	N/A	546,253
100,000	Mirion Technologies(i)	B	6.250%	03/30/2018	N/A	100,813
1,299,552	Mmodal, Inc.(i)	BB-	6.750%	8/15/2019	N/A	1,263,814
1,350,000	Wall Street Systems Delaware, Inc.(i)	B	5.750%	10/24/2019	N/A	1,350,851
450,000	Wall Street Systems Delaware, Inc.(i)	Caa2	9.250%	4/24/2020	N/A	453,002
						7,328,369

	Transportation - 0.8%
36,853	Carey International, Inc.(c) (i) (k)	NR	9.000%	01/25/2014	N/A	16,584
600,000	Evergreen Tank Solutions, Inc.(i)	B-	9.500%	09/26/2018	N/A	595,128
73,998	Global Aviation Holdings, Inc.(i)	NR	0.500%	02/28/2013	N/A	73,628
265,654	Global Aviation Holdings, Inc.(i)	NR	12.167%	01/01/2020	N/A	264,325
997,500	Sabre Corp.(i)	B	5.250%	12/29/2017	N/A	1,010,468
258,628	Sabre, Inc.(i)	B	5.250%	09/30/2017	N/A	259,220
						2,219,353

	Wireless - 0.9%
1,000,000	Alcatel Lucent(i)	BB-	7.250%	01/29/2019	N/A	1,013,585
1,293,500	Zayo Group LLC(i)	B	4.500%	07/02/2019	N/A	1,300,129
						2,313,714
						-
	Wire Lines - 0.2%
497,357	Avaya, Inc.(i)	B	4.788%	10/26/2017	N/A	464,373

	Total Term Loans - 18.4%
	(Cost $48,258,344)					49,460,003

Number
of Shares	Description					Value
	Common Stock - 0.0%***
	Retail - 0.0%***
9,389	Deb Store Holdings, LLC(c) (k) (p)					125,070
	(Cost $125,069)

	Preferred Stocks - 2.9%
	Diversified Financial Services - 1.6%
800	Ares VII CLO Ltd. (Cayman Islands)(b) (i) (k) (l) (p)					480,378
500	Falcons Funding Trust I,8.875%(b) (i)					518,625
5,200	GSC Partners CDO Fund Ltd. V / GSC Partners CDO Fund Corp. (Cayman Islands)(b) (l) (p)					2,055,028
2,100,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands)(b) (l) (p)					1,218,000
						4,272,031

	Insurance - 0.2%
20,000	Aegon NV, 6.380% (Netherlands)(a)					526,800
3,800	ING Groep NV, 7.050%(Netherlands)(a)					96,064
						622,864

	Telecommunications - 0.5%
1,000	Centaur Funding Corp., 9.080% (Cayman Islands)(b)					1,244,375

	Transportation - 0.6%
4,240	International Shipholding Corp., 9.500%(p)					439,942
40,000	Seaspan Corp., Series C, 9.500% (Marshall Islands)					1,104,000
						1,543,942

	Total Preferred Stocks - 2.9%
	(Cost $6,909,083)					7,683,212

	Exchange Traded Funds - 23.1%
61,400	Industrial Select Sector SPDR Fund(q)					2,515,558
10,060	iShares MSCI Spain Capped Index Fund					300,794
19,700	iShares Russell 2000 Index Fund(q)					1,782,062
127,700	Materials Select Sector SPDR Fund(q)					4,915,173
55,228	PowerShares DB Gold Fund					2,978,999
74,000	PowerShares QQQ Trust, Series 1(q)					4,965,400
117,172	ProShares Ultra Gold					8,862,890
72,000	SPDR Dow Jones Industrial Average ETF Trust(q)					10,100,160
165,200	SPDR S&P 500 ETF Trust(q)					25,032,756
19,500	Utilities Select Sector SPDR Fund(q)					729,885
	Exchange Traded Funds - 23.1%					62,183,677
	(Cost $61,586,129)

	Warrants - 0.0%
	Engineering & Construction - 0.0%
1,050	Alion Science and Technology Corp., expiring 03/15/2017(c) (k) (p)					–
	(Cost $11)

	Total Long-Term Investments - 140.7%
	(Cost $362,246,748)					378,626,035

Contracts	Options Purchased		Expiration Month	Exercise Price		Value
	Call Options Purchased - 0.1%
2,099	iShares MSCI Spain Index Fund (p)		April 2013	$30.00		272,870
	(Cost $277,134)

Number
of Shares	Description					Value
	Money Market Fund - 1.1%
2,850,310	Dreyfus Treasury Prime Cash Management Institutional Shares					2,850,310
	(Cost $2,850,310)

	Total Investments - 141.9%
	(Cost $365,374,192)					381,749,215
	Liabilities in excess of Other Assets - (3.3%)					(8,744,399)
	Total Value of Options Written - (0.1%) (Premiums received - $409,440)					(300,952)
	Borrowings - (14.2%) of Net Assets or (10.0%) of Total Investments)					(38,098,955)
	Reverse Repurchase Agreements - (24.3%)					(65,569,000)
	Net Assets - 100.0%					$ 269,035,909

AB - Stock Company
AMBAC – Insured by Ambac Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
***	Less than 0.1%
(a)
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded commitments and reverse repurchase agreements.  As of February 28, 2013, the total amount segregated was $131,783,092.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013, these securities amounted to $191,731,057, which represents 71.3% of net assets.

(c)	Illiquid security.
(d)	Non-income producing as security is in default.
(e)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of February 28, 2013.
(f)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date. The coupon rate shown is in effect as of February 28, 2013.
(g)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares on the secured note.

(h)
The issuer of this security may elect to pay interest entirely in cash, entirely by payment-in-kind shares by increasing the principal amount or issuing new notes equal to such payment-in-kind interest, or pay 50% of the interest in cash and 50% payment-in-kind shares.

(i)	Floating or variable rate coupon. The rate shown is as of February 28, 2013.
(j)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
(k)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $4,287,952 which represents 1.6% of net assets.

(l)	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
(m)	Security is a "Step up" bond where the coupon increases or steps up at a predetermined date. The coupon rate shown is in effect as of February 28, 2013.
(n)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(o)	The issuer of this security will accrue interest at a rate of 12.5% per annum and will make interest payments as follows: (1) 6.0% in payment-in-kind interest and (2) 6.5% in cash.
(p)	Non-income producing security.
(q)	All or a portion of this security is segregated as collateral (or a potential collateral for future transactions) for written options.

See previously submitted notes to financial statements for the period ended November 30, 2012.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2013 (unaudited)

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (0.1%) (a)	Month	Price	Value
	Call Options Written - (0.1%)
614	Industrial Select Sector SPDR Fund	March 2013	$41.00	$(25,481)
197	iShares Russell 2000 Index Fund	March 2013	92.00	(8,767)
1,277	Materials Select Sector SPDR Fund	March 2013	40.00	(5,746)
740	PowerShares QQQ Trust, Series 1	March 2013	69.00	(8,510)
720	SPDR Dow Jones Industrial Average ETF Trust	March 2013	140.00	(107,280)
1,652	SPDR S&P 500 ETF Trust	March 2013	153.00	(134,638)
195	Utilities Select Sector SPDR Fund	March 2013	37.00	(10,530)
	Total Value of Call Options Written			$(300,952)
	Premiums received ($409,440)

(a) Non-income producing security.

Country Allocation***
United States	68.9%
Cayman Islands	22.3%
Jersey	2.8%
United Kingdom	1.1%
Bermuda	0.8%
Australia	0.7%
Saint Maarten	0.5%
Sweden	0.5%
Mexico	0.5%
Netherlands	0.3%
Marshall Islands	0.3%
Luxembourg	0.3%
Canada	0.3%
France	0.3%
Brazil	0.2%
Ireland	0.2%

***Subject to change daily. Based on long-term investments.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2013 (unaudited)

The Fund entered into swap agreements during the period ended February 28, 2013, to potentially enhance return. Details of the swap agreements outstanding as of February 28, 2013 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at February 28, 2013 (2)	Notional Amount (000s)	Receiving Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/20/14	3.14%	$ 3,000	1.180%	$ -	$ (105,182)

Interest Rate Swap Agreements

Counterparty		Floating Rate	Termination Date		Notional Amount (000s)	Receive Fixed Rate		Unrealized Appreciation (Depreciation)
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.753%		204,068

Total Unrealized Appreciation for Swap Agreements								$ 98,886

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities.
The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3) The Fund pays the floating rate and receives the fixed rate.

At February 28, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation (Depreciation)
AP Alternative Assets LP	$ 1,750,000	-
Avis	850,000	-
Constellation Brands	1,000,000	-
Getco	300,000	-
Nielsen	4,000,000	-
Rock Ohio Caesar	101,333	3,547
ServiceMaster Revolver	800,000	(20,000)
		$ (16,453)

At February 28, 2013 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$365,621,407	$ 22,320,088	$ (6,192,280)	$ 16,127,808

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded. Preferred stocks for which the last sales price is not available are valued at the last available bid price. Debt securities (including asset-backed securities, collateralized mortgage obligations and term loans) are valued at the last available bid price. If bids are not available, debt securities are estimated using valuation models that incorporate market data that may include assumptions relating to current yields, timing of cash flows, dealer quotes, prepayment risk, value of underlying collateral, general market conditions, liquidity and prices of other debt securities with comparable coupon rates, maturities/duration, and credit quality. Municipal bonds are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using the current exchange rate. The Fund’s securities that are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of common shares have no ability to trade common shares on the NYSE. Exchange traded funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. Investment companies are valued at the last available closing price. The Fund values exchange-traded options and other derivative contracts at the mean of the best bid and asked prices at the close on those exchanges on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuation. Level 1 valuations are those based up quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuations).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy at February 28, 2013.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Corporate Bonds	$-	$130,150	$-		$130,150
Asset Backed Securities:
Automobile	-	38	-		38
Collateralized Debt Obligations	-	20,383	115		20,498
Collateralized Loan Obligations	-	59,776	2,494		62,270
Commercial Receivables	-	379	502		881
Credit Cards	-	2,666	-		2,666
Financial	-	31	-		31
Insurance	-	5,384			5,384
Media	-	1,752	-		1,752
Other ABS	-	1,385	-		1,385
Student Loans	-	216	-		216
Timeshare	-	1,035	-		1,035
Transportation	-	19,348			19,348
Trust Preferred Stocks	-	4,078	-		4,078
Collateralized Mortgage Obligations	-	9,442	-		9,442
Term Loans:
Automotive	-	897	-		897
Consumer Products	-	1,129	-		1,129
Consumer Services	-	6,310	-		6,310
Diversified Manufacturing	-	2,074	-		2,074
Electric	-	725	-		725
Entertainment	-	1,443	-		1,443
Food & Beverages	-	4,018	-		4,018
Gaming	-	2,001	-		2,001
Gas Distributor	-	1,664	-		1,664
Health Care	-	3,479	-		3,479
Insurance	-	556	-		556
Media	-	358	-		358
Oil Field Services	-	1,056	-		1,056
Other Financials	-	4,101	-		4,101
Other Industrials	-	289	-		289
Pharmaceuticals	-	2,398	-		2,398
Railroad	-	200	-		200
Retail	-	3,881	555		4,436
Technology	-	7,328	-		7,328
Transportation	-	2,203	17		2,220
Wireless	-	2,314	-		2,314
Wire Lines	-	464	-		464
Common Stock	-	-	125		125
Preferred Stock:
Diversified Financial Services	519	3,273	480		4,272
Insurance	623	-	-		623
Telecommunications	1,244	-	-		1,244
Transportation	1,544	-	-		1,544
Exchange Traded Funds	62,184	-	-		62,184
Warrants	-	-	-	*	-	*
Options Purchased	273	-	-		273
Money Market Fund	2,850	-	-		2,850
Interest Rate Swaps	-	204	-		204
Total	$69,237	$308,428	$4,288		$381,953

Liabilities:
Credit Default Swaps	$-	$105	$-	$105
Options Written	301	-	-	301
Unfunded Commitments	-	16	-	16
Total Liabilities	$301	$121	$-	$422
* Market value is less than minimum amount disclosed.

There were two transfers from Level 3 to Level 2 for the asset backed securities during the nine months ended February 28, 2013, due to the availability of market price information at the period end for each respective security. The transfer amount was $454,986 for Blade Engine Securitization Ltd. and $355,770 for Insurance Note Capital Term.

There was one transfer from Level 2 to Level 3 for the asset backed securities and one transfer for the preferred stocks during the nine months ended February 28, 2013 due to the lack of an available market price at period end for each respective security. The transfer amount was $115,010 for Diversified Asset Securitization Holdings III LP and $480,378 for Ares VII CLO Ltd.

With regards to the Level 3 securities:

The Fund received the Alion Science and Technology Corp. Warrants, which have a penny per share exercise price, as part of the purchase of Alion Science and Technology 12% corporate bonds which mature on November 1, 2014. The company has two bonds outstanding with the longer dated of the two bonds trading at a distressed level. The warrant and the underlying stock of the company are both unlisted securities. As a result of these factors, the Fund is assigning a price of $0.00 to the warrants. If the warrants begin trading on an exchange, the price of the warrants could increase.

FCC Financing Subsidiary, LLC, Series 2010-1A is a mezzanine tranche of a securitization of asset based loans managed by First Capital Corporation. The security pays a coupon rate of 12.25%. The current price of $100.33 reflects the high coupon offset by the lack of liquidity and investor knowledge in the name and investor reluctance to pay high premiums for less liquid asset backed securities.

Deb Shops Term Loan is a 1st Lien Sr. Secured Term Loan for Deb Shops, a fashion apparel retailer focused on women between the ages 15-29. The current price of $100.00 reflects the high yield of 12.50%, which is based on the small size of the issue ($60mm) and lack of liquidity (only three holders). Because the term loan does not have any call premium a buyer would not be willing to pay above par for the loan.

Deb Shops Common Stock – This is the common equity of Deb Shops. The Fund acquired this common stock in exchange for the cancelation of a portion of our pre-petition 1st lien term loan as part of the Company’s exit from Bankruptcy in Q4 2011. Based on the enterprise value multiples of public comparables and giving effect to Deb Shops smaller size, the Fund assigned the price of $13.32 per share at February 28, 2013.

Carey International, Inc. is a provider of chauffeured vehicle services and transportation management and logistics solutions. Based on an EBITDA projection model, the term loan is being priced at $45.00 at February 28, 2013.

Diversified Asset Securitization Holdings III LP is a senior tranche of a collateralized debt obligation secured by the residential mortgage and other structured finance securities. The current price of $97.45 is based on the last available price and the forecast cashflow. The current price is reflective of the illiquidity and small size of the position.

Ares VII CLO Ltd. and Finn Square CLO Ltd. were priced using an option adjusted spread model based on broker quotes.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended February 28, 2013.

Beginning Balance at 5/31/12 (value in $000's)
Asset Backed Securities	$1,339
Term Loans	545
Common Stock	125
Preferred Stock	-
Warrant	- *
Paydowns Received
Asset Backed Securities	(24)
Term Loans	-
Common Stock	-
Preferred Stock	-
Warrant	-
Payment-in-kind Distributions Received
Asset Backed Securities	-
Term Loans	26
Common Stock	-
Preferred Stock	-
Warrant	-
Total Realized Gain/Loss
Asset Backed Securities	5
Term Loans	-
Common Stock	-
Preferred Stock	-
Warrant	-
Change in Unrealized Gain/Loss
Asset Backed Securities	(7)
Term Loans	1
Common Stock	-
Preferred Stock	-
Warrant	-
Net Purchases:
Asset Backed Securities	2,494
Term Loans	-
Common Stock	-
Preferred Stock	-
Warrant	-
Sales	-
Transfer In:
Asset Backed Securities	115
Term Loans	-
Common Stock	-
Preferred Stock	480
Warrant	-
Transfer Out	-
Asset Backed Securities	(811)
Term Loans	-
Common Stock	-
Preferred Stock	-
Warrant	-
Ending Balance at 2/28/13
Asset Backed Securities	3,111
Term Loans	572
Common Stock	125
Preferred Stock	480
Warrant	- *
Total Level 3 holdings	$4,288

* Market value is less than the minimum amount disclosed.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2013

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       April 29, 2013